REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Beginning balance	$ 20,522	$ 3,675
Capitalization of deferred contract costs	34,787	10,187
Amortization	(9,090)	(1,825)
Ending balance	$ 46,219	$ 12,037